Affiliated companies and other equity-method investees - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended												1 Months Ended	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2013 JAFCO [Member]	May 31, 2011 JAFCO [Member]	Mar. 31, 2013 NRI [Member]	Jul. 31, 2011 NRI [Member]	May 31, 2011 NRI [Member]	Mar. 31, 2013 Fortress [Member]	Feb. 18, 2011 BATS Global Markets, Inc [Member]	Mar. 31, 2013 NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares purchased from related parties							382,000	382,000
Amount of shares purchased from related parties							¥ 18,145	¥ 18,145
Number of shares sold														32,040,000
Additional equity interest acquired							0.30%	0.30%	0.90%		0.90%		7.00%
Ownership percentage							24.40%		38.80%			12.50%		34.00%
Number of shares acquired									381,520	381,520
Number of new stock issued to affiliated company and other equity-method investees									45,019,360	45,019,360
Equity method goodwill, remaining carrying value									56,473					11,012
Voting interest														34.00%
Gain recognized on deconsolidation process														50,139
Unrealized gain from remaining shares	(4,722)	[1]	2,641	[1]	(1,808)	[1]								38,468
Outstanding share capital													100.00%
Equity in earnings of equity-method investees	18,597		5,716		11,602
Dividends from equity-method investees	¥ 5,594		¥ 4,747		¥ 4,802

[1]	Includes the effect of foreign exchange movements.